Real Estate Business Park Acquisition (Details Narrative) (USD $) In Thousands, unless otherwise specified	Jun. 20, 2013 Transit Business Park sqft	Jun. 06, 2014 Kelso Business Park sqft
Approximate purchase price	$ 8,000	$ 4,800
Number of buildings Transit Business Park	5	2
Land acreage	14.5	10.2
Square feet	232,318	69,680
In-place leases	806	579
Below market in-place leases	$ 156	$ 64